Segment Reporting	6 Months Ended	12 Months Ended
	Jun. 28, 2012	Dec. 29, 2011
Segment Reporting [Abstract]
Segment Reporting

8.            SEGMENT REPORTING

Advertising revenue accounted for 92.0%, 86.5%, 88.6% and 85.3% of revenue for the quarters ended June 28, 2012 and June 30, 2011, and the six months ended June 28, 2012 and June 30, 2011, respectively.   The following table presents revenue less directly identifiable expenses to arrive at operating income net of direct expenses for the advertising reportable segment, the combined Fathom Events operating segments, and network, administrative and unallocated costs.

	Quarter Ended June 28, 2012 (in millions)
	Advertising	Fathom Events and Other	Network, Administrative and Unallocated Costs	Total
Revenue	$101.3	$8.8	$-	$110.1
Operating costs	24.2	6.5	5.0	35.7
Selling and marketing costs	13.9	1.0	0.6	15.5
Administrative and other costs	1.1	0.2	7.3	8.6
Depreciation and amortization	-	-	5.0	5.0
Operating income (loss)	$62.1	$1.1	$(17.9)	$45.3

	Quarter Ended June 30, 2011 (in millions)
	Advertising	Fathom Events and Other	Network, Administrative and Unallocated Costs	Total
Revenue	$98.6	$15.4	$-	$114.0
Operating costs	20.7	10.7	4.6	36.0
Selling and marketing costs	12.2	2.0	0.7	14.9
Administrative and other costs	0.3	0.2	8.1	8.6
Depreciation and amortization	-	-	4.3	4.3
Operating income (loss)	$65.4	$2.5	$(17.7)	$50.2

	Six Months Ended June 28, 2012 (in millions)
	Advertising	Fathom Events and Other	Network, Administrative and Unallocated Costs	Total
Revenue	$167.6	$21.6	$-	$189.2
Operating costs	44.7	15.5	9.7	69.9
Selling and marketing costs	25.8	2.8	1.4	30.0
Administrative and other costs	1.4	0.4	15.3	17.1
Depreciation and amortization	-	-	9.9	9.9
Operating income (loss)	$95.7	$2.9	$(36.3)	$62.3

	Six Months Ended June 30, 2011 (in millions)
	Advertising	Fathom Events and Other	Network, Administrative and Unallocated Costs	Total
Revenue	$157.7	$27.1	$-	$184.8
Operating costs	36.3	18.3	9.2	63.8
Selling and marketing costs	23.8	4.1	1.6	29.5
Administrative and other costs	0.6	0.4	16.4	17.4
Depreciation and amortization	-	-	8.9	8.9
Operating income (loss)	$97.0	$4.3	$(36.1)	$65.2

The following is a summary of revenues by category (in millions):

	Quarter Ended June 28, 2012	Quarter Ended June 30, 2011	Six Months Ended June 28, 2012	Six Months Ended June 30, 2011
National advertising revenue	$71.9	$67.7	$117.5	$106.0
Founding member advertising revenue from beverage concessionaire agreements	10.1	10.7	19.9	18.9
Local advertising revenue	19.3	20.2	30.2	32.8
Fathom Consumer revenue	8.5	12.1	18.1	20.0
Fathom Business revenue	0.3	3.3	3.5	7.1
Total revenue	$110.1	$114.0	$189.2	$184.8

12. Segment reporting

Advertising revenue accounts for 88.7%, 88.7% and 88.0%, of revenue for the years ended December 29, 2011, December 30, 2010 and December 31, 2009, respectively. The following table presents revenues less directly identifiable expenses to arrive at operating income net of direct expenses for the advertising reportable segment, the combined Fathom events operating segments, and network, administrative and unallocated costs. Refer to Note 1-Segment Reporting.

	Year ended December 29, 2011 (in millions)
	Advertising	Fathom events and other	Network, administrative and unallocated costs	Total

Revenue................................................................................................................	$ 386.1	$ 49.2	$ 0.1	$ 435.4
Operating costs..................................................................................................	80.0	34.1	17.7	131.8
Selling and marketing costs.........................................................................	49.2	7.9	2.7	59.8
Administrative and other costs...................................................................	2.6	0.8	27.9	31.3
Depreciation and amortization.....................................................................	0.0	0.0	18.8	18.8

Operating income..............................................................................................	$ 254.3	$ 6.4	$ (67.0)	$ 193.7

	Year ended December 30, 2010 (in millions)
	Advertising	Fathom events and other	Network, administrative and unallocated costs	Total

Revenue.............................................................................................................	$ 379.4	$ 48.0	$ 0.1	$ 427.5
Operating costs...............................................................................................	74.3	32.4	20.0	126.7
Selling and marketing costs.......................................................................	46.5	8.1	3.3	57.9
Administrative and other costs................................................................	3.2	0.8	30.5	34.5
Depreciation and amortization...................................................................	0.0	0.0	17.8	17.8

Operating income............................................................................................	$ 255.4	$ 6.7	$ (71.5)	$ 190.6

	Year ended December 31, 2009 (in millions)
	Advertising	Fathom events and other	Network, administrative and unallocated costs	Total

Revenue.......................................................................................................................	$ 335.1	$ 45.5	$ 0.1	$ 380.7
Operating costs.........................................................................................................	72.7	29.1	18.6	120.4
Selling and marketing costs.................................................................................	40.6	8.6	1.0	50.2
Administrative and other costs..........................................................................	2.8	0.9	22.6	26.3
Depreciation and amortization.............................................................................	0.0	0.0	15.6	15.6

Operating income......................................................................................................	$ 219.0	$ 6.9	$ (57.7)	$ 168.2

The following is a summary of revenues by category (in millions):

	Years ended
	December 29, 2011	December 30, 2010	December 31, 2009

National Advertising Revenue...........................................................................................................	$ 267.5	$ 271.9	$ 236.8
Founding Member Advertising Revenue from Beverage Concessionaire Agreements	38.0	37.2	36.3
Local Advertising Revenue.................................................................................................................	80.6	70.3	62.0
Fathom Consumer Revenue..............................................................................................................	35.0	31.5	28.6
Fathom Business Revenue................................................................................................................	14.2	16.5	16.9
Other Revenue.........................................................................................................................................	0.1	0.1	0.1

Total Revenues.........................................................................................................................................	$ 435.4	$ 427.5	$ 380.7